SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation
(b)
Principles of consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries and its consolidated VIEs. All intercompany balances and transactions have been eliminated upon consolidation.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity

The VIE Arrangement with Shanghai Kunjia, the WFOE

In order to comply with the PRC laws and regulations, which place certain restrictions and conditions on foreign ownership of certain areas of businesses, the Group operates relevant business in the Chinese mainland through its VIEs. In June 2018, the Company, through its wholly owned foreign invested subsidiary, Shanghai Kunjia or WFOE, entered into a series of contractual arrangements (“VIE agreements”) with Jiayin Technology and its respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE and its subsidiary, and (2) receive the economic benefits of the VIE and its subsidiary that could be significant to the VIE and its subsidiary.

Despite the lack of technical majority direct voting interest, there exists a parent subsidiary relationship between Shanghai Kunjia and the VIE and its subsidiary through the aforementioned agreements. The following is a summary of the VIE agreements:

The agreements that provide the Company effective control over the VIE and its subsidiary include:

Powers of Attorney:

Pursuant to the Power of Attorney, each of the four shareholders have signed power of attorney with WFOE to irrevocably authorize the board of directors / Executive Directors of WFOE and their successors to act as his or her attorney-in-fact to exercise all of his or her rights as a shareholder of Jiayin Technology including, but not limited to, the right (1) to make and sign the relevant shareholders’ general meeting decision on behalf of the shareholders of Jiayin Technology; (2) in accordance with the law and Jiayin Technology’s Charter of shareholders exercise the right to enjoy all the rights of shareholders , including but not limited to the right of shareholders to vote, sell or transfer or pledge or dispose of all or any part of Jiayin Technology’s shares; and (3) designate and appoint the legal representative, chairman, director, supervisor, general manager and other senior management of Jiayin Technology as the authorized representative of the Group. This power of attorney is irrevocable and continues to be in force during the period when the authorized person is a shareholder of WFOE, from the date of signature of this power of attorney.

Exclusive Purchase Agreement:

Pursuant to the Exclusive Purchase Agreement among WFOE, Jiayin Technology and the four shareholders of Jiayin Technology, the four shareholders and Jiayin Technology shall irrevocably grant WFOE, to purchase or appoint one or more persons from WFOE at any time to purchase all or part of the shares which is not subject to legal restriction or assets held by the four shareholders or Jiayin Technology. Except for WFOE and the designated person, no third party shall have the right to purchase shares and assets or other shares and assets related to the four shareholders. The consideration of the purchase should be RMB1 or the lowest price permitted by the PRC laws. The effective time period of this agreement is ten years, and will be automatically extended to further years.

The agreements that transfer economic benefits to the Company include:

Exclusive Consultation and Service Agreement:

Pursuant to the Exclusive Consultation and Service Agreement between WFOE and Jiayin Technology, WFOE has the exclusive right to provide Jiayin Technology with consulting and other services. Without WFOE’s prior written consent, Jiayin Technology may not accept any services subject to this agreement from any third party. WFOE has the right to determine the service fee to be charged to Jiayin Technology under this agreement by considering, among other things, the complexity of the services, the actual cost that may be incurred for providing such services, as well as the value and comparable price on the market of the service provided. WFOE will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement. Unless WFOE terminates this agreement in advance or otherwise provided by law, this agreement will remain effective for ten years and shall automatically extend the term of this agreement prior to its expiration. Jiayin Technology may not terminate this agreement unilaterally.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

Equity Pledge Agreement:

Pursuant to the Equity Pledge Agreement among WFOE, Jiayin Technology and the four shareholders, in order to ensure that Jiayin Technology and its shareholders will fulfill the obligations under the power of attorney, the exclusive consultation and service agreement, and the exclusive purchase agreement (collectively “the Main Agreement”), the four shareholders have pledged 100% equity interest in Jiayin Technology to WFOE. According to the Main Agreement, the pledgee has the right to charge the service fee to Jiayin Technology. Those shareholders and WFOE also agree that without a prior written consent of the pledgee, they shall not transfer the shares or set up any pledge or other form of guarantee which may affect the rights and interests of the pledgee.

These contractual arrangements allow the Company, through its wholly owned subsidiary WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company has consolidated the financial results of the VIEs. The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The following condensed financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	16,294	81,384
Restricted cash	2,023	2,435
Financial Assets receivable, net	53,373	—
Accounts receivable, net	71,184	97,187
Prepaid expenses and other current assets, net	126,154	31,101
Deferred tax assets, net	26,914	13,935
Property and equipment, net	8,123	9,538
Right-of-use assets	14,297	17,271
Other non-current assets	242	—
TOTAL ASSETS	318,604	252,851
Deferred guarantee income	51,079	—
Payroll and welfare payables	35,900	41,189
Tax payables	286,705	24,249
Accrued expenses and other current liabilities	184,008	220,770
Other payable related to the disposal of Shanghai Caiyin	188,300	—
Lease liabilities	14,598	16,647
TOTAL LIABILITIES	760,590	302,855

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenue	680,790	972,029	473,239
Operating (loss) income	(15,802)	52,204	(1,140,806)
Net income (loss)	89,149	164,741	(868,605)
Net cash provided by (used in) operating activities	98,486	8,807	(1,095,655)
Net cash used in investing activities	(96,180)	(7,265)	(74,100)
Net cash used in financing activities	—	—	—

The VIEs contributed 38%, 30% and 9% of the Group’s consolidated revenue for years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the VIEs accounted for an aggregate of 11% and 4% of the consolidated total assets, and 43% and 9% of the consolidated total liabilities, respectively.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. See Note 18 for disclosure of restricted net assets.
Reclassification
(c)
Reclassification

Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net income, shareholders’ equity, or cash flows as previously reported.

Use of estimates
(d)
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. Changes in estimates are recorded in the period they are identified.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include expected credit loss for financial guarantee in scope of ASC 326, allowance for credit losses on financial assets receivable, loan receivables, accounts receivables and contract assets, amount due from related parties and other receivables, valuation allowances for deferred tax assets, fair value measurement and impairment of investments, determination on the standalone selling price of each identified performance obligation and variable consideration for revenue recognition.

Fair value
(e)
Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable and contract assets, financial assets receivable, other receivables included in other current assets, certain investments, which are approximate to the fair values mainly due to the short-term nature of these instruments.

The Group does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring basis other than the investment in convertible debt accounted for as available-for-sale debt security, which is classified as a level 2 fair value measurement. Fair value measurement on a nonrecurring basis as of December 31, 2022 and 2023 included that used in impairment of an equity investment (see Note 6) which was classified as a Level 3 fair value.

Certain risks and concentrations
(f)
Certain risks and concentrations

Financial instrument that potentially exposes the Group to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable and contract assets, financial assets receivable, loans receivable, and amounts due from related parties. As of December 31, 2022 and 2023, there were 89% and 97% of the Group’s cash and cash equivalents and restricted cash held in major financial institutions located in the PRC, respectively, and the rest were held in overseas major financial institutions which management considers to be of high credit quality. Accounts receivable, contract assets and financial assets receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable and contract assets, and financial assets receivable is mitigated by credit evaluations The Group performs on its customers and its ongoing monitoring process of outstanding balances. Credit risk of loans receivable is controlled by the application of credit approvals, credit limits and monitoring procedures.

For the year ended December 31, 2023, Customer A contributed 15% of total net revenue of the Group. As of December 31, 2023, Customer A accounted for 23% of accounts receivable and contract assets.

Foreign currency translation
(g)
Foreign currency translation

The functional currency of the Company is dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The functional currency of subsidiaries outside of PRC is typically their local currency. The determination of the respective functional currency is based on the criteria stated in Accounting Standard Codification (“ASC”) Topic 830, Foreign Currency Matters. The Group also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Transaction gains and losses are recognized in earnings.

Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income.

Convenience translation
(h)
Convenience translation

The Group’s financial statements are stated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations and comprehensive income, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2023 are included solely for the convenience of the readers and have been made at the rate of US$1.00=RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Foreign currency risk
(i)
Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB257,041 and RMB357,118 as of December 31, 2022 and 2023, respectively.

Cash and cash equivalents
(j)
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash	(k) Restricted cash Restricted cash mainly represents restricted deposit requested by custodian bank for business purpose.
Guarantee Arrangement
(l)
Guarantee arrangement

Primary guarantee

Starting from the fourth quarter of year 2022, the Group provides guarantee services through its own financing guarantee subsidiaries or through cooperation with third-party financing guarantee companies for loans facilitated to the financial institution partners. Under the cooperation with financing guarantee companies, these financing guarantee companies initially reimburses the loan principal and interest to the financial institution partners upon borrower’s default. Although the Group does not have direct contractual obligation to the financial institution partners for defaulted principal and interest, the Group provides back-to-back guarantee to the financing guarantee companies. As agreed in the back-to-back guarantee contract, the Group would compensate the financing guarantee companies for actual losses incurred by them on defaulted principal and interest. When the financing guarantee companies are required to place deposits to the financial institution partners as part of the arrangement, the Group will also be obligated to place back-to-back deposits to the financing guarantee companies of the same amount and with the same settlement terms. The deposit amount is typically set at an agreed percentage of outstanding loan balance subject to guarantee. The Group’s deposits to financing guarantee companies are recorded under "Prepaid expenses and other current assets, net" on the consolidated balance sheets. Given that the Group effectively takes on all of the credit risk of the borrowers, the Group recognizes a stand-ready obligation for its guarantee exposure at the inception of guarantee in accordance with ASC Topic 460 with an associated financial assets receivable. The Group also records a contingent guarantee liability with an allowance for credit losses pursuant to ASC Topic 326 Current expected credit loss (“CECL”). Subsequent to the initial recognition, the ASC 460 stand-ready guarantee is released into guarantee revenue on a straight-line basis over the term of the guarantee, while the contingent guarantee is reduced by the payouts made by the Group to compensate the financing guarantee companies upon borrowers’ default. Allowance for credit losses under CECL model was included under “Allowance for uncollectible receivables, contract assets, loans receivable and others” and revalued at each period end to reflect updated estimation for future net pay-out. As of December 31, 2022 and 2023, the maximum potential future payments, including all outstanding principal and interests for which the Group provides primary guarantee, were RMB6,484,243 and RMB13,694,236, respectively.

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

	0-30days
	past due	Current	Total loans
December 31, 2023	—	13,694,236	13,694,236

In connection with the above back-to-back guarantee arrangements with the financial institution partners and licensed financing guarantee companies, the Group also engages a third-party asset management company to provide back-to-back guarantee services to the Group, pursuant to which the asset management company is obligated to compensate the Group at an amount equal to the compensation the Group paid to the third-party financing guarantee companies. The Group pays a service fee to the asset management company, which is typically set as a pre-agreed percentage of loan volume. As part of the arrangement, the Group also requests for a back-to-back deposit from the asset management company. The Group records the deposits received from the asset management company under "Accrued expenses and other current liabilities” on the consolidated balance sheets. The Group records an estimated receivable for the amount determined to be probable of recovery (if any) from the asset management company under “Prepaid expenses and other current assets” on the consolidated balance sheets in accordance with ASC326-20, with a corresponding amount recorded under “Allowance for uncollectible receivables, contract assets, loans receivable and others”. The corresponding service fee have been included in “Facilitation and servicing expenses” on the consolidated statements of operations and comprehensive income.

As of December 31, 2023, the Company recorded contingent guarantee liabilities and corresponding recoverable assets of RMB933,947, respectively. During the year ended December 31, 2023, the net payout for contingent guarantee liabilities was RMB2,068,842.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(l)
Guarantee arrangement - continued

Deferred guarantee income and Expected credit loss under ASC 326

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2022 and 2023:

	Year ended December 31,
	2022	2023
	RMB	RMB
Opening balances	—	276,518
Fair value of guarantee liabilities at inception of new loans	326,086	2,296,882
Release of guarantee liabilities	(49,568)	(1,475,238)
Disposal of subsidiary	—	(211,300)
Ending balances	276,518	886,862

*The Group disposed of a financing guarantee subsidiary and transferred out the remaining guarantee obligation to a third party company in April 2023. For more details, please refer to Note 8.

Financial assets receivable

Financial assets receivable is recognized at loan inception which is equal to the stand-ready guarantee liability recorded at fair value in accordance with ASC 460. The financial assets receivable is accounted for as a financial asset, and reduced upon the receipt of the service fee payment. At each reporting date, the Group estimates an allowance for credit losses primarily based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomics forecasts as well as other factors surrounding the credit risk of specific type of customers. If the carrying amounts of the financial assets receivable exceed the expected cash to be received, an impairment loss is recorded for the financial assets receivable not recoverable and is recorded in the consolidated statements of operations and comprehensive income. Credit loss of nil, nil and RMB7,207 were recorded in the consolidated statements of operations and comprehensive income during the years ended December 31, 2021, 2022 and 2023, respectively.

The following table presents the Group’s financial assets receivable as of December 31, 2022 and 2023:

	Year ended December 31,
	2022	2023
	RMB	RMB
Financial assets receivable	292,342	998,835
Allowance for credit losses of financial assets receivable	—	(7,207)
Financial assets receivable, net	292,342	991,628

Secondary guarantee

For certain off-balance sheet loans facilitated between borrowers and institutional funding partners, guarantee services are provided by third party guarantee companies who charge guarantee service fees directly from borrowers. Upon borrowers’ default, the third-party guarantee companies compensate institutional funding partners for unpaid principal and interest. In certain contracts, the Group provides commitment letter of balance complements to the institutional funding partners in the event that the guarantee companies are unable to fully reimburse the institutional funding partners. In some other contracts, the guarantee companies require a third party company to act as counter guarantor and require the Group to provide a commitment letter of balance complements to compensate third party guarantee companies in the event that the counter guarantor are unable to fully reimburse the guarantee companies or when the deposits are below the required threshold. To manage the risk exposure, the Group in turn obtains a back-to-back guarantee from a third-party asset management company. The fair value of guarantee liabilities of the Group as a secondary guarantor was inconsequential and no compensation was made by the Group during the years of 2021, 2022 and 2023. As of December 31, 2022 and 2023, the outstanding loan balance for which the Group provides secondary guarantee was RMB14,425,887 and RMB20,893,308, respectively.

Current Expected Credit Losses
(m)
Current Expected Credit Losses

The Group’s in-scope assets are primarily loans receivable, accounts receivable and contract assets, financial assets receivable from financial institution partners and financing guarantee companies, receivables from the third-party asset management company and amounts due from related parties. ASC Topic 326 also requires the expected credit losses related to guarantee contracts be recorded separately from and in addition to the stand ready guarantee liability accounted for in accordance with ASC Topic 460. The guarantee obligation is separated into the expected credit losses of the guarantee contracts accounted for in accordance with ASC Topic 326, and deferred guarantee income.

In establishing the allowance for loans receivable, the Group considers historical losses, delinquency rate and other factors in pooling basis upon the use of the CECL Model in accordance with ASC topic 326. The Group writes off loans receivable as a reduction to the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible. In general, loans receivable are identified as uncollectible when it is determined to be not probable that the balance can be collected.

The Group estimates the allowance for accounts receivables and contract assets based on expected net accumulated loss rates for terms during which losses of such service fees are expected to occur, which are consistent with the terms during which the Group expects to collect service fees.

The Group establishes an allowance for amounts due from related parties and receivables from the third-party asset management company that are based on historical experience and other factors surrounding the credit risk of specific customers.

Property and equipment
(n)
Property and equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets are included in either facilitation and servicing expenses, selling and marketing expenses, general and administrative expenses, or research and development expenses as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:

Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Long term Investment
(o)
Long-term investments

Equity Investments Accounted for Using the Equity Method

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323. Under the equity method, the Group adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Equity securities without readily determinable fair values

Equity securities without readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

Available-for-sale debt securities

Investments in debt securities that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, which are measured at fair value with changes in fair value with the unrealized gains or losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity (deficit).

Valued-added taxes ("VAT")
(p)
Valued-added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% or 3% given that they are classified as a general tax payer. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities.

Share-based compensation
(q)
Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense on a graded vesting basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital. For grants of options and restricted stock units (“RSUs”) subject to service-based and company performance-based vesting conditions, the fair value is established based on the market price on the date of the grant.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group adopted ASU 2016-09 and accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations and comprehensive income as the cash compensation of those employees receiving the award.

Modifications of the terms or conditions of the awards are treated as an exchange of the original awards for new awards. Incremental compensation cost is measured and recognized as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before the terms are modified. When the Group cancels unvested options and restricted share units (“RSUs”), the remaining unrecognized expenses are recognized immediately on the cancellation date.

Revenue Recognition
(r)
Revenue Recognition

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC Topic 606 on January 1, 2018.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•
Step 1: Identify the contract (s) with a customer
•
Step 2: Identify the performance obligations in the contract
•
Step 3: Determine the transaction price
•
Step 4: Allocate the transaction price to the performance obligations in the contract
•
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Loan facilitation services

The Group provides service through its facilitation of loan transactions between borrowers and institutional funding partners. The Group’s service mainly consist of performing credit assessment on the borrowers, referring qualified borrowers to the institutional funding partners, and facilitating the execution of loan agreements between the parties.

The Group identifies the loan facilitation service as one performance obligation under ASC Topic 606, as the Group does not retain any further obligations after the facilitation of a loan. The Group follows the guidance on immaterial promises when identifying performance obligations and concludes that promises related to post-facilitation service, if any, are immaterial in the context of the contract and do not constitute a performance obligation.

The Group assesses ability and intention to pay the service fees of the customers when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed before cooperation. The Group determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax. Under certain agreements, the transaction price includes variable consideration due to borrowers’ actual repayment to institutional funding partners. The Group estimates variable consideration for these contracts using the expected value approach on the basis of historical information.

The Group recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers based on the underlying contract terms excluding consideration of impairment of contract assets or accounts receivable. Revenues from loan facilitation services are recognized at the time a loan is facilitated between the institutional funding partners and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed.

In some cases, the institutional funding partners engage third-party financing guarantee companies to provide guarantee on the performance of the loans the Group facilitates. The Group may, at the request of the institutional funding partner or the third-party financing guarantee company to provide back-to-back guarantee. See details of guarantee arrangement accounting in note 2(l).

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(r)
Revenue Recognition – continued

From 2020 to 2022, the institutional funding partners typically engaged third-party non-performing loan management entities to assist on the subsequent collection. The Group was in turn engaged by such non-performing loan management entities to provide information including risk profile and collection methods or plans for the borrowers on its platform to the non-performing loan management entity based on the historical records and experiences that the Group had as of the date when each loan is successfully extended to borrower. The Group no longer provided this service since 2023.

Revenue from technical services is recognized at the time a loan is successfully originated by the institutional funding partner as the technical services are completed at that time.

Guarantee revenue

The stand-ready guarantee liabilities are released into guarantee revenue over the term of the guarantee (see accounting policy for Guarantee arrangement 2(k)).The Group started to provide primary guarantee since the fourth quarter of 2022. For the years ended December 31, 2022 and 2023, revenue from the releasing of guarantee liabilities were RMB47,141 and RMB1,393,081, respectively.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(r)
Revenue Recognition – continued

Other revenue

Investor referral

The Group provides referral services in respect of investment products offered by the third-party financial service providers on Youdao wealth platform, a proprietary platform operated by the Group. The Group considers the financial service providers to be its customers, and receives service fees from the customers primarily based on the transaction volume of the investment successfully subscribed by online investors. After the online investors subscribe the products referred by the Group, the Group does not retain any further obligations. The price for each referral charged to the financial service providers is a fixed charged rate as pre-agreed in the service contract. Revenue is recognized when the online investors successfully subscribed to investment products from financial service providers.

Others

Other revenues primarily include service fees charged to the third-party financial service providers for the referral service of borrowers, and interest income generated from loan services to oversea individuals.

Interest income generated from oversea individuals is recognized over the terms of loans receivable using the effective interest rate method under ASC Topic 310. Interest income is not recorded when reasonable doubt exists as to the full, timely collection of interest income or principal. Interest collected upfront at the loan inception is recorded as deferred revenue.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(r)
Revenue Recognition - continued

The following table illustrates the disaggregation of revenue by product and services the Group offered in 2021, 2022 and 2023, respectively, net of VAT and surcharges:

		Year Ended December 31,
		2021	2022	2023
		RMB	RMB	RMB
Revenue from loan facilitation services	At a point in time	1,470,170	2,881,725	3,489,184
Revenue from the releasing of guarantee liabilities	Overtime	—	47,141	1,393,081
Other revenue - investor referral	At a point in time	178,616	269,256	342,181
Other revenue - others	At a point in time/Overtime	131,704	73,292	242,427
Total net revenue		1,780,490	3,271,414	5,466,873

Accounts receivable and contract assets

Contract assets represent the Group’s right to consideration in exchange for services that the Group has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 326. The Group established an allowance for receivables and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers. The Group evaluates and adjusts its allowance for receivables and contract assets on a quarterly basis or more often as necessary. Revenue recognized for the years ended December 31, 2021, 2022 and 2023 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated receivables, change of estimated prepayment rate and referral fees was immaterial.

Practical expedients

The Group determines that the acquisition cost paid based on the amount of loans facilitated represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. The Group elects to expense such expenses when incurred as the amortization period would have been less than a year.

Employee defined contribution plan
(s)
Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB57,363, RMB68,145 and RMB94,300 for the years ended December 31, 2021, 2022 and 2023, respectively.

Facilitation and servicing expense
(t)
Facilitation and servicing expense
Facilitation and servicing expenses primarily consist of variable expenses including costs related to back-to-back guarantee service fee to third-party asset management company, credit assessment, user and system support, payment processing services and collection, associated with facilitating and servicing loans, salaries and benefits and share-based compensation for the personnel who work on credit assessment, data processing and analysis, loan facilitation, user and system support.
Sales and marketing expenses
(u)
Sales and marketing expenses
Sales and marketing expenses primarily consist of variable marketing and promotional expenses, including those expenses related to acquisition and retention of borrowers and institutional funding partners, and general brand and awareness building. Salaries and benefits expenses as well as share-based compensation related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team are also included in the sales and marketing expenses. The Group’s borrower acquisition expenses include charges by third-party online channels for online marketing services such as search engine marketing, search engine optimization, information feeds, and referral fees charged by other parties relating to borrower acquisition. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2021, 2022 and 2023, the advertising expenses were RMB6,695, RMB8,437 and RMB12,658, respectively.
Research and development expenses
(v)
Research and development expenses

Research and development expenses primarily consist of salaries and other compensation expenses for employees engaged in research and development activities, technology infrastructure expenses and server expenses.

Government grant
(w)
Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received and when all the conditions for their receipt have been satisfied. The government grants received by the Group amount to RMB19,762, RMB22,306 and RMB15,398 for the years ended December 31, 2021, 2022 and 2023, respectively.

Income taxes
(x)
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more like than not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group is subject to tax in local and foreign jurisdictions. As a result of its business activities, the Group will file tax returns that are subject to examination by the relevant tax authorities. Tax returns of the Group's major subsidiaries in PRC, Hong Kong, Singapore, Indonesia and Nigeria remain subject to examination by relevant tax authorities for five years, seven years, four years, five years and indefinite years, respectively, from the date of filing.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax.

Comprehensive income
(y)
Comprehensive income

Comprehensive income is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. During the periods presented, comprehensive income is reported on the consolidated statements of operations and comprehensive income, and other comprehensive loss includes foreign currency translation adjustments and fair value changes of available-for-sale debt securities.

Income per share
(z)
Income per share

Basic income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents of stock options are calculated using the treasury stock method. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive.

Segment reporting
(aa)
Segment reporting

The Group uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single reportable segment.

The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Operating leases

(ab) Operating leases

The Group leases administrative office spaces under operating leases and accounts for the leases under ASC 842. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. As of December 31, 2023, the Group’s operating leases had a weighted average remaining lease term of 2.9 years and a weighted average discount rate of 4.22%. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group considers only payments that are fixed and determinable at the time of lease commencement. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Additionally, the Group elects not to recognize lease with lease term of 12 months or less at the commencement date in the consolidated balance sheets and records its operating lease expense in its consolidated statements of operations and comprehensive income on a straight-line basis over the lease term.

Treasury shares

(ac) Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets.

Dividends	(ad) Dividends Dividends of the Company are recognized when declared.
Recent accounting pronouncements

(ae) Recent accounting pronouncements

Recent Accounting Guidance Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment's profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in the group including the additional required disclosures when adopted. The Group is currently evaluating the provisions of this ASU and expect to adopt them for the year ending December 31, 2024.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group has evaluated this ASU and expects to add additional disclosures to the consolidated financial statements, once adopted.